LOANS AND PAYMENT PLAN RECEIVABLES, Impaired Financing Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Impaired loan with no allocated allowance for loan losses [Abstract]
TDR	$ 0	$ 349
Non - TDR	0	175
Impaired loans with an allocated allowance for loan losses [Abstract]
TDR - allowance based on collateral	2,787	2,482
TDR - allowance based on present value cash flow	53,258	62,113
Non - TDR - allowance based on collateral	2,145	148
Total impaired loans	58,190	65,267
Amount of allowance for loan losses allocated [Abstract]
TDR - allowance based on collateral	769	684
TDR - allowance based on present value cash flow	4,849	6,089
Non - TDR - allowance based on collateral	692	66
Total amount of allowance for loan losses allocated	6,310	6,839
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance for loan losses recorded	4	527
Unpaid Principal Balance, with no related allowance for loan losses recorded	616	1,087
With no related allowance for loan losses recorded	0	0
Recorded Investment, with an allowance for loan losses recorded	58,457	65,017
Unpaid Principal Balance, with an allowance for loan losses recorded	60,282	67,289
Recorded Investment	58,461	65,544
Unpaid Principal Balance	60,898	68,376
Related Allowance	6,310	6,839
Accrued interest included in recorded investment	271	277
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with no related allowance for loan losses recorded	1,396	987	$ 1,913
Interest Income Recognized, with no related allowance for loan losses recorded	58	49	84
Average Recorded Investment, with an allowance for loan losses recorded	61,529	70,920	83,258
Interest Income Recognized, with an allowance for loan losses recorded	3,052	3,182	3,552
Average Recorded Investment	62,925	71,907	85,171
Interest Income Recognized	3,110	3,231	3,636
Commercial [Member] | Income Producing - Real Estate [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance for loan losses recorded	0	0
Unpaid Principal Balance, with no related allowance for loan losses recorded	0	0
With no related allowance for loan losses recorded	0	0
Recorded Investment, with an allowance for loan losses recorded	4,770	5,195
Unpaid Principal Balance, with an allowance for loan losses recorded	4,758	5,347
Recorded Investment	4,770	5,195
Unpaid Principal Balance	4,758	5,347
Related Allowance	303	347
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with no related allowance for loan losses recorded	0	177	609
Interest Income Recognized, with no related allowance for loan losses recorded	0	0	2
Average Recorded Investment, with an allowance for loan losses recorded	5,016	7,059	8,069
Interest Income Recognized, with an allowance for loan losses recorded	277	369	427
Average Recorded Investment	5,016	7,236	8,678
Interest Income Recognized	277	369	429
Commercial [Member] | Land, Land Development and Construction Real Estate [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance for loan losses recorded	0	0
Unpaid Principal Balance, with no related allowance for loan losses recorded	0	0
With no related allowance for loan losses recorded	0	0
Recorded Investment, with an allowance for loan losses recorded	290	166
Unpaid Principal Balance, with an allowance for loan losses recorded	289	194
Recorded Investment	290	166
Unpaid Principal Balance	289	194
Related Allowance	35	9
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with no related allowance for loan losses recorded	961	6	330
Interest Income Recognized, with no related allowance for loan losses recorded	0	0	7
Average Recorded Investment, with an allowance for loan losses recorded	184	183	1,129
Interest Income Recognized, with an allowance for loan losses recorded	11	8	31
Average Recorded Investment	1,145	189	1,459
Interest Income Recognized	11	8	38
Commercial [Member] | Commercial and Industrial [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance for loan losses recorded	0	524
Unpaid Principal Balance, with no related allowance for loan losses recorded	0	549
With no related allowance for loan losses recorded	0	0
Recorded Investment, with an allowance for loan losses recorded	3,637	2,535
Unpaid Principal Balance, with an allowance for loan losses recorded	3,735	2,651
Recorded Investment	3,637	3,059
Unpaid Principal Balance	3,735	3,200
Related Allowance	967	481
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with no related allowance for loan losses recorded	378	751	961
Interest Income Recognized, with no related allowance for loan losses recorded	20	22	54
Average Recorded Investment, with an allowance for loan losses recorded	2,640	3,298	5,723
Interest Income Recognized, with an allowance for loan losses recorded	127	132	189
Average Recorded Investment	3,018	4,049	6,684
Interest Income Recognized	147	154	243
Mortgage [Member] | 1-4 Family [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance for loan losses recorded	3	2
Unpaid Principal Balance, with no related allowance for loan losses recorded	474	469
With no related allowance for loan losses recorded	0	0
Recorded Investment, with an allowance for loan losses recorded	32,842	36,848
Unpaid Principal Balance, with an allowance for loan losses recorded	34,427	38,480
Recorded Investment	32,845	36,850
Unpaid Principal Balance	34,901	38,949
Related Allowance	2,859	3,454
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with no related allowance for loan losses recorded	56	52	10
Interest Income Recognized, with no related allowance for loan losses recorded	27	21	16
Average Recorded Investment, with an allowance for loan losses recorded	35,007	39,143	44,923
Interest Income Recognized, with an allowance for loan losses recorded	1,791	1,774	1,918
Average Recorded Investment	35,063	39,195	44,933
Interest Income Recognized	1,818	1,795	1,934
Mortgage [Member] | Resort Lending [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance for loan losses recorded	0	0
Unpaid Principal Balance, with no related allowance for loan losses recorded	0	0
With no related allowance for loan losses recorded	0	0
Recorded Investment, with an allowance for loan losses recorded	13,328	15,978
Unpaid Principal Balance, with an allowance for loan losses recorded	13,354	16,046
Recorded Investment	13,328	15,978
Unpaid Principal Balance	13,354	16,046
Related Allowance	1,927	2,210
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with no related allowance for loan losses recorded	0	0	0
Interest Income Recognized, with no related allowance for loan losses recorded	0	0	0
Average Recorded Investment, with an allowance for loan losses recorded	14,687	16,383	17,544
Interest Income Recognized, with an allowance for loan losses recorded	606	616	619
Average Recorded Investment	14,687	16,383	17,544
Interest Income Recognized	606	616	619
Mortgage [Member] | Home Equity - 1st Lien [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance for loan losses recorded	0	0
Unpaid Principal Balance, with no related allowance for loan losses recorded	0	0
With no related allowance for loan losses recorded	0	0
Recorded Investment, with an allowance for loan losses recorded	65	173
Unpaid Principal Balance, with an allowance for loan losses recorded	64	236
Recorded Investment	65	173
Unpaid Principal Balance	64	236
Related Allowance	4	43
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with no related allowance for loan losses recorded	0	0	0
Interest Income Recognized, with no related allowance for loan losses recorded	0	0	0
Average Recorded Investment, with an allowance for loan losses recorded	105	209	226
Interest Income Recognized, with an allowance for loan losses recorded	5	5	10
Average Recorded Investment	105	209	226
Interest Income Recognized	5	5	10
Mortgage [Member] | Home Equity - 2nd Lien [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance for loan losses recorded	0	0
Unpaid Principal Balance, with no related allowance for loan losses recorded	0	0
With no related allowance for loan losses recorded	0	0
Recorded Investment, with an allowance for loan losses recorded	156	178
Unpaid Principal Balance, with an allowance for loan losses recorded	155	213
Recorded Investment	156	178
Unpaid Principal Balance	155	213
Related Allowance	9	18
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with no related allowance for loan losses recorded	0	0	0
Interest Income Recognized, with no related allowance for loan losses recorded	0	0	0
Average Recorded Investment, with an allowance for loan losses recorded	165	209	248
Interest Income Recognized, with an allowance for loan losses recorded	7	7	14
Average Recorded Investment	165	209	248
Interest Income Recognized	7	7	14
Installment [Member] | Home Equity - 1st Lien [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance for loan losses recorded	1	1
Unpaid Principal Balance, with no related allowance for loan losses recorded	122	69
With no related allowance for loan losses recorded	0	0
Recorded Investment, with an allowance for loan losses recorded	1,440	1,667
Unpaid Principal Balance, with an allowance for loan losses recorded	1,524	1,804
Recorded Investment	1,441	1,668
Unpaid Principal Balance	1,646	1,873
Related Allowance	89	108
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with no related allowance for loan losses recorded	1	1	0
Interest Income Recognized, with no related allowance for loan losses recorded	10	6	5
Average Recorded Investment, with an allowance for loan losses recorded	1,564	1,832	2,185
Interest Income Recognized, with an allowance for loan losses recorded	105	128	147
Average Recorded Investment	1,565	1,833	2,185
Interest Income Recognized	115	134	152
Installment [Member] | Home Equity - 2nd Lien [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance for loan losses recorded	0	0
Unpaid Principal Balance, with no related allowance for loan losses recorded	0	0
With no related allowance for loan losses recorded	0	0
Recorded Investment, with an allowance for loan losses recorded	1,471	1,793
Unpaid Principal Balance, with an allowance for loan losses recorded	1,491	1,805
Recorded Investment	1,471	1,793
Unpaid Principal Balance	1,491	1,805
Related Allowance	92	140
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with no related allowance for loan losses recorded	0	0	3
Interest Income Recognized, with no related allowance for loan losses recorded	0	0	0
Average Recorded Investment, with an allowance for loan losses recorded	1,676	2,126	2,661
Interest Income Recognized, with an allowance for loan losses recorded	95	112	162
Average Recorded Investment	1,676	2,126	2,664
Interest Income Recognized	95	112	162
Installment [Member] | Boat Lending [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance for loan losses recorded	0	0
Unpaid Principal Balance, with no related allowance for loan losses recorded	5	0
With no related allowance for loan losses recorded	0	0
Recorded Investment, with an allowance for loan losses recorded	0	1
Unpaid Principal Balance, with an allowance for loan losses recorded	0	5
Recorded Investment	0	1
Unpaid Principal Balance	5	5
Related Allowance	0	1
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with no related allowance for loan losses recorded	0	0	0
Interest Income Recognized, with no related allowance for loan losses recorded	0	0	0
Average Recorded Investment, with an allowance for loan losses recorded	1	1	2
Interest Income Recognized, with an allowance for loan losses recorded	0	1	1
Average Recorded Investment	1	1	2
Interest Income Recognized	0	1	1
Installment [Member] | Recreational Vehicle Lending [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance for loan losses recorded	0	0
Unpaid Principal Balance, with no related allowance for loan losses recorded	0	0
With no related allowance for loan losses recorded	0	0
Recorded Investment, with an allowance for loan losses recorded	79	90
Unpaid Principal Balance, with an allowance for loan losses recorded	79	90
Recorded Investment	79	90
Unpaid Principal Balance	79	90
Related Allowance	4	5
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with no related allowance for loan losses recorded	0	0	0
Interest Income Recognized, with no related allowance for loan losses recorded	0	0	0
Average Recorded Investment, with an allowance for loan losses recorded	84	100	115
Interest Income Recognized, with an allowance for loan losses recorded	4	5	6
Average Recorded Investment	84	100	115
Interest Income Recognized	4	5	6
Installment [Member] | Other [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance for loan losses recorded	0	0
Unpaid Principal Balance, with no related allowance for loan losses recorded	15	0
With no related allowance for loan losses recorded	0	0
Recorded Investment, with an allowance for loan losses recorded	379	393
Unpaid Principal Balance, with an allowance for loan losses recorded	406	418
Recorded Investment	379	393
Unpaid Principal Balance	421	418
Related Allowance	21	23
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with no related allowance for loan losses recorded	0	0	0
Interest Income Recognized, with no related allowance for loan losses recorded	1	0	0
Average Recorded Investment, with an allowance for loan losses recorded	400	377	433
Interest Income Recognized, with an allowance for loan losses recorded	24	25	28
Average Recorded Investment	400	377	433
Interest Income Recognized	$ 25	$ 25	$ 28